Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) earnings at beginning of period	$ (106,159)	$ (44,114)	$ (106,169)
Other comprehensive earnings (loss) before reclassifications, net of tax	(10,658)	(63,350)	53,148
Amounts reclassified from accumulated other comprehensive loss, net of tax	11,195	1,305	8,907
Other comprehensive earnings (loss), net of tax	537	(62,045)	62,055
Accumulated other comprehensive (loss) earnings at end of period	(105,622)	(106,159)	(44,114)
Cumulative noncurrent deferred tax assets at end of period	67,757	70,367	31,467
Pension and Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) earnings at beginning of period	(106,688)	(44,549)	(108,189)
Other comprehensive earnings (loss) before reclassifications, net of tax	(7,116)	(62,726)	55,403
Amounts reclassified from accumulated other comprehensive loss, net of tax	10,424	587	8,237
Other comprehensive earnings (loss), net of tax	3,308	(62,139)	63,640
Accumulated other comprehensive (loss) earnings at end of period	(103,380)	(106,688)	(44,549)
Cumulative noncurrent deferred tax assets at end of period	66,467	68,568	29,198
Foreign Currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) earnings at beginning of period	3,278	3,902	6,157
Other comprehensive earnings (loss) before reclassifications, net of tax	(3,542)	(624)	(2,255)
Other comprehensive earnings (loss), net of tax	(3,542)	(624)	(2,255)
Accumulated other comprehensive (loss) earnings at end of period	(264)	3,278	3,902
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) earnings at beginning of period	(2,749)	(3,467)	(4,137)
Amounts reclassified from accumulated other comprehensive loss, net of tax	771	718	670
Other comprehensive earnings (loss), net of tax	771	718	670
Accumulated other comprehensive (loss) earnings at end of period	(1,978)	(2,749)	(3,467)
Cumulative noncurrent deferred tax assets at end of period	$ 1,290	$ 1,799	$ 2,269